T. ROWE PRICE Financial Services Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.6%
BANKS  31.2%
Community Banks  2.1%
Columbia Banking System  404,329 10,408
Flagstar Financial  345,666 3,993
Fulton Financial  540,900 10,077
New York Community Bancorp, Warrants, 3/7/31, Acquisition
Date: 3/7/24, Cost $— (1)(2) 622 1,402
UMB Financial  149,600 17,705
WSFS Financial  16,900 911
44,496
International Banks  0.4%
BAWAG Group (EUR)  62,802 8,279
8,279
Large Regional Banks  9.6%
East West Bancorp  251,500 26,772
Huntington Bancshares  152,399 2,632
PNC Financial Services Group  134,900 27,105
Popular  191,126 24,275
Regions Financial  954,100 25,159
Synovus Financial  49,200 2,415
U.S. Bancorp  750,400 36,267
Webster Financial  496,617 29,519
Western Alliance Bancorp  320,961 27,834
201,978
Money Center Banks  16.4%
Bank of America  2,206,300 113,823
Citigroup  817,200 82,946
JPMorgan Chase  316,100 99,707
Wells Fargo  599,641 50,262
346,738
Trust Banks  2.7%
Northern Trust  80,600 10,849
State Street  396,775 46,030
56,879
Total Banks 658,370
CAPITAL MARKETS  21.8%
Alternative Asset Managers  4.4%
Apollo Global Management  188,300 25,095
Ares Management, Class A  73,000 11,672

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
KKR  211,100 27,432
StepStone Group, Class A  308,900 20,174
TPG  141,738 8,143
92,516
Brokerage & Wealth Managers  5.5%
Ameriprise Financial  34,100 16,752
Charles Schwab  850,144 81,163
Etoro Group, Class A (1) 107,952 4,455
Raymond James Financial  80,900 13,963
116,333
Exchanges  3.1%
Cboe Global Markets  25,406 6,231
CME Group  25,954 7,012
Intercontinental Exchange  228,181 38,444
Miami International Holdings (1) 116,371 4,685
StoneX Group (1) 90,000 9,083
65,455
Investment Banks  6.5%
Goldman Sachs Group  97,200 77,405
Morgan Stanley  290,213 46,132
Stifel Financial  128,200 14,547
138,084
Traditional Asset Managers  2.3%
Affiliated Managers Group  74,300 17,716
Blackrock  10,273 11,977
Invesco  774,500 17,767
Virtus Investment Partners  4,700 893
48,353
Total Capital Markets 460,741
CONSUMER FINANCE  6.6%
Consumer Finance  6.6%
American Express  81,700 27,137
Capital One Financial  336,718 71,580
Chime Financial, Class A (1) 82,029 1,655
LendingClub (1) 778,200 11,821
OneMain Holdings  90,100 5,087
SLM  263,600 7,296
Synchrony Financial  220,816 15,689
Total Consumer Finance 140,265

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
INSURANCE  23.2%
Brokers  3.0%
EverQuote, Class A (1) 180,000 4,117
Marsh & McLennan  196,964 39,694
Willis Towers Watson  55,753 19,260
63,071
International Insurance  0.0%
Definity Financial, Acquisition Date: 5/28/25, Cost $707
(CAD) (1)(2) 14,643 715
715
Life & Health  4.3%
Corebridge Financial  446,288 14,303
Equitable Holdings  397,550 20,188
MetLife  424,528 34,968
Voya Financial  296,719 22,195
91,654
Miscellaneous Insurance  2.2%
Berkshire Hathaway, Class B (1) 90,497 45,496
45,496
Primary Commercial  6.7%
American International Group  405,617 31,857
Arch Capital Group  63,143 5,729
Ategrity Specialty Holdings (1) 178,129 3,522
Chubb  185,907 52,472
Hanover Insurance Group  28,167 5,116
Hartford Insurance Group  183,679 24,501
James River Group Holdings  962,286 5,341
Selective Insurance Group  45,657 3,701
SiriusPoint (1) 97,212 1,759
Travelers  24,021 6,707
140,705
Primary Personal Lines  3.7%
Allstate  178,621 38,341
Kemper  60,681 3,128
Progressive  112,103 27,684
Safety Insurance Group  142,161 10,049
79,202
Reinsurance  3.3%
Axis Capital Holdings  210,552 20,171
Everest Group  20,941 7,334

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24,
Cost $12,263 (1)(2)(3)(4) 12,263,172 14,348
Reinsurance Group of America  22,800 4,380
RenaissanceRe Holdings  88,980 22,595
68,828
Total Insurance 489,671
MORTGAGE FINANCE  1.7%
Mortgage  1.7%
Essent Group  63,500 4,036
Mr. Cooper Group  75,300 15,873
PennyMac Financial Services  127,424 15,785
Total Mortgage Finance 35,694
PAYMENTS & BUSINESS SERVICES &
MISCELLANEOUS  12.5%
Business Services  0.8%
Equifax  27,400 7,029
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $9,271 (1)(2)
(3) 662,238 9,271
16,300
Payments  10.6%
Block (1) 153,200 11,072
Corpay (1) 28,100 8,095
Fiserv (1) 154,500 19,920
Global Payments  126,000 10,468
Mastercard, Class A  143,982 81,898
PayPal Holdings (1) 197,600 13,251
Visa, Class A  231,072 78,883
223,587
Rating Agencies & Miscellaneous  1.1%
S&P Global  47,800 23,265
23,265
Total Payments & Business Services & Miscellaneous 263,152
REAL ESTATE  0.7%
Commercial & Industrial Real Estate Investment
Trusts  0.2%
KKR Real Estate Finance Trust, REIT  437,000 3,933
3,933
Residential Mortgage Real Estate Investment Trusts  0.5%
Rithm Capital, REIT  402,500 4,585

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Smartstop Self Storage REIT, REIT (5) 138,610 5,217
9,802
Total Real Estate 13,735
Total Miscellaneous Common Stocks  0.9% (6) 19,010
Total Common Stocks (Cost $1,404,510) 2,080,638
CONVERTIBLE PREFERRED STOCKS  0.1%
CAPITAL MARKETS  0.1%
Exchanges  0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $353 (1)(2)(3)(7) 712 317
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $213 (1)(2)(3)(7) 712 317
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $841 (1)(2)(3)(7) 961 429
Total Capital Markets 1,063
INSURANCE  0.0%
Primary Commercial  0.0%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $2,207 (1)
(2)(3) 133,551 978
Total Insurance 978
Total Convertible Preferred Stocks (Cost $3,614) 2,041
SHORT-TERM INVESTMENTS  1.6%
Money Market Funds  1.6%
T. Rowe Price Government Reserve Fund, 4.16% (4)(8) 32,734,122 32,734
Total Short-Term Investments (Cost $32,734) 32,734

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.16% (4)(8) 3,750,026 3,750
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,750
Total Securities Lending Collateral (Cost $3,750) 3,750
Total Investments in Securities  100.5%
(Cost $1,444,608) $ 2,119,163
Other Assets Less Liabilities (0.5)% (10,276)
Net Assets 100.0% $ 2,108,887
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $27,777 and represents 1.3% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) All or a portion of this security is on loan at September 30, 2025.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Seven-day yield
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Financial Services Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Gallop Holdings - Ascot Group  $ — $ 2,208 $ —
T. Rowe Price Government Reserve Fund,
4.16% — — 999++
Totals $ —# $ 2,208 $ 999+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
Gallop Holdings - Ascot Group  $ 12,140 $ — $ — $ 14,348
T. Rowe Price Government
Reserve Fund, 4.16% 67,537  ¤  ¤ 36,484
Total $ 50,832^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $999 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $48,747.

T. ROWE PRICE Financial Services Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Financial
Services Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Financial Services Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Financial Services Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Financial Services Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $1,767,000 for the period ended September 30, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,037,785 $ 19,234 $ 23,619 $ 2,080,638
Convertible Preferred Stocks — — 2,041 2,041
Short-Term Investments 32,734 — — 32,734
Securities Lending Collateral 3,750 — — 3,750
Total $ 2,074,269 $ 19,234 $ 25,660 $ 2,119,163
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 12,140 $ 2,208 $ 9,271 $ 23,619
Convertible Preferred Stocks 2,482 (441) — 2,041
Total $ 14,622 $ 1,767 $ 9,271 $ 25,660

T. ROWE PRICE Financial Services Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F117-054Q3 09/25